Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000192548
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class A
Trading Symbol	SHIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%	[1]
AssetsNet	$ 18,930,594
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 38,918
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,930,594 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$38,918 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.1%
Purchased Options	15.4%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Money Market Funds	1.2%
Equity Option	8.2%
Fixed Income	88.6%

Excludes investments in options.

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.2%
PGIM Ultra Short Bond ETF	31.2%
iShares 1-5 Year Investment Grade Corporate Bond	23.2%

C000192549
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class C
Trading Symbol	SHINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.24%	[2]
AssetsNet	$ 18,930,594
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 38,918
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,930,594 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$38,918 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.1%
Purchased Options	15.4%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Money Market Funds	1.2%
Equity Option	8.2%
Fixed Income	88.6%

Excludes investments in options.

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.2%
PGIM Ultra Short Bond ETF	31.2%
iShares 1-5 Year Investment Grade Corporate Bond	23.2%

C000192550
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class I
Trading Symbol	SHIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[3]
AssetsNet	$ 18,930,594
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 38,918
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,930,594 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$38,918 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.5%
Money Market Funds	1.1%
Purchased Options	15.4%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Money Market Funds	1.2%
Equity Option	8.2%
Fixed Income	88.6%

Excludes investments in options.

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	34.2%
PGIM Ultra Short Bond ETF	31.2%
iShares 1-5 Year Investment Grade Corporate Bond	23.2%

C000111983
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class A
Trading Symbol	CLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.81%	[4]
AssetsNet	$ 14,606,345
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 45,589
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,606,345
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$45,589
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Exchange-Traded Funds	45.2%
Money Market Funds	3.2%
Purchased Options	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.1%
Energy	0.2%
Materials	0.5%
Future Option	0.5%
Money Market Funds	0.6%
Utilities	0.7%
Industrials	1.1%
Consumer Staples	2.2%
Health Care	2.4%
Collateral for Securities Loaned	2.5%
Consumer Discretionary	5.7%
Communications	8.8%
Technology	27.4%
Equity	43.3%

Excludes investments in futures and options.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	43.2%
NVIDIA Corporation	4.8%
Apple, Inc.	4.3%
Microsoft Corporation	3.6%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.8%
Tesla, Inc.	1.7%
Meta Platforms, Inc. - Class A	1.4%

C000111984
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class C
Trading Symbol	CLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	2.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.56%	[5]
AssetsNet	$ 14,606,345
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 45,589
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,606,345
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$45,589
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Exchange-Traded Funds	45.2%
Money Market Funds	3.2%
Purchased Options	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.1%
Energy	0.2%
Materials	0.5%
Future Option	0.5%
Money Market Funds	0.6%
Utilities	0.7%
Industrials	1.1%
Consumer Staples	2.2%
Health Care	2.4%
Collateral for Securities Loaned	2.5%
Consumer Discretionary	5.7%
Communications	8.8%
Technology	27.4%
Equity	43.3%

Excludes investments in futures and options.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	43.2%
NVIDIA Corporation	4.8%
Apple, Inc.	4.3%
Microsoft Corporation	3.6%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.8%
Tesla, Inc.	1.7%
Meta Platforms, Inc. - Class A	1.4%

C000142554
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class I
Trading Symbol	CLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%	[6]
AssetsNet	$ 14,606,345
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 45,589
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,606,345
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$45,589
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Exchange-Traded Funds	45.2%
Money Market Funds	3.2%
Purchased Options	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.1%
Energy	0.2%
Materials	0.5%
Future Option	0.5%
Money Market Funds	0.6%
Utilities	0.7%
Industrials	1.1%
Consumer Staples	2.2%
Health Care	2.4%
Collateral for Securities Loaned	2.5%
Consumer Discretionary	5.7%
Communications	8.8%
Technology	27.4%
Equity	43.3%

Excludes investments in futures and options.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	43.2%
NVIDIA Corporation	4.8%
Apple, Inc.	4.3%
Microsoft Corporation	3.6%
Broadcom, Inc.	2.9%
Amazon.com, Inc.	2.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.8%
Tesla, Inc.	1.7%
Meta Platforms, Inc. - Class A	1.4%

C000143112
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class A
Trading Symbol	ATRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	2.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.02%	[7]
AssetsNet	$ 169,014,225
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,391,524
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,014,225 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$1,391,524 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	27.0%
Money Market Funds	6.6%
Open End Funds	20.3%
U.S. Government & Agencies	46.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Financials	0.1%
Industrials	1.8%
Consumer Discretionary	2.6%
Consumer Staples	4.7%
Health Care	5.6%
Money Market Funds	6.5%
Technology	11.7%
Fixed Income	19.9%
U.S. Treasury Obligations	45.2%

Excludes investments in swaps.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	19.9%
United States Treasury Bill, 3.340%, 07/09/26	11.6%
United States Treasury Bill, 3.423%, 03/19/26	11.2%
United States Treasury Bill, 3.413%, 02/19/26	6.2%
United States Treasury Bill, 3.340%, 10/01/26	5.5%
United States Treasury Bill, 3.369%, 08/06/26	5.4%
International Business Machines Corporation, 3.300%, 05/15/26	5.0%
Intel Corporation, 4.875%, 02/10/26	5.0%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.7%
Gilead Sciences, Inc., 3.650%, 03/01/26	3.8%

C000143113
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class C
Trading Symbol	ATRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	2.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	2.77%	[8]
AssetsNet	$ 169,014,225
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,391,524
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,014,225 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$1,391,524 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	27.0%
Money Market Funds	6.6%
Open End Funds	20.3%
U.S. Government & Agencies	46.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Financials	0.1%
Industrials	1.8%
Consumer Discretionary	2.6%
Consumer Staples	4.7%
Health Care	5.6%
Money Market Funds	6.5%
Technology	11.7%
Fixed Income	19.9%
U.S. Treasury Obligations	45.2%

Excludes investments in swaps.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	19.9%
United States Treasury Bill, 3.340%, 07/09/26	11.6%
United States Treasury Bill, 3.423%, 03/19/26	11.2%
United States Treasury Bill, 3.413%, 02/19/26	6.2%
United States Treasury Bill, 3.340%, 10/01/26	5.5%
United States Treasury Bill, 3.369%, 08/06/26	5.4%
International Business Machines Corporation, 3.300%, 05/15/26	5.0%
Intel Corporation, 4.875%, 02/10/26	5.0%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.7%
Gilead Sciences, Inc., 3.650%, 03/01/26	3.8%

C000143114
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class I
Trading Symbol	ATRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.77%	[9]
AssetsNet	$ 169,014,225
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,391,524
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,014,225 Number of Portfolio Holdings32 Advisory Fee (net of waivers)$1,391,524 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	27.0%
Money Market Funds	6.6%
Open End Funds	20.3%
U.S. Government & Agencies	46.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.9%
Financials	0.1%
Industrials	1.8%
Consumer Discretionary	2.6%
Consumer Staples	4.7%
Health Care	5.6%
Money Market Funds	6.5%
Technology	11.7%
Fixed Income	19.9%
U.S. Treasury Obligations	45.2%

Excludes investments in swaps.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst International Income Opportunities Fund	19.9%
United States Treasury Bill, 3.340%, 07/09/26	11.6%
United States Treasury Bill, 3.423%, 03/19/26	11.2%
United States Treasury Bill, 3.413%, 02/19/26	6.2%
United States Treasury Bill, 3.340%, 10/01/26	5.5%
United States Treasury Bill, 3.369%, 08/06/26	5.4%
International Business Machines Corporation, 3.300%, 05/15/26	5.0%
Intel Corporation, 4.875%, 02/10/26	5.0%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.7%
Gilead Sciences, Inc., 3.650%, 03/01/26	3.8%

C000246757
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class A
Trading Symbol	CASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.24%	[10]
AssetsNet	$ 30,371,473
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 223,848
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,371,473 Number of Portfolio Holdings197 Advisory Fee (net of waivers)$223,848 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.5%
Money Market Funds	50.5%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	21.2%
Fixed Income	39.0%
Money Market Funds	39.8%

Excludes investments in futures and foreign currency exchange contracts.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.0%

C000246758
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class C
Trading Symbol	CASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	2.99%	[11]
AssetsNet	$ 30,371,473
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 223,848
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,371,473 Number of Portfolio Holdings197 Advisory Fee (net of waivers)$223,848 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.5%
Money Market Funds	50.5%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	21.2%
Fixed Income	39.0%
Money Market Funds	39.8%

Excludes investments in futures and foreign currency exchange contracts.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.0%

C000246756
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	CASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.99%	[12]
AssetsNet	$ 30,371,473
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 223,848
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,371,473 Number of Portfolio Holdings197 Advisory Fee (net of waivers)$223,848 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.5%
Money Market Funds	50.5%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	21.2%
Fixed Income	39.0%
Money Market Funds	39.8%

Excludes investments in futures and foreign currency exchange contracts.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.0%

C000220411
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class C-1
Trading Symbol	MBXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-1	$150	2.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	2.92%	[13]
AssetsNet	$ 8,400,990,321
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 73,500,839
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,400,990,321 Number of Portfolio Holdings265 Advisory Fee $73,500,839 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.7%
Money Market Funds	4.5%
U.S. Government & Agencies	44.8%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	4.5%
U.S. Treasury Obligations	44.1%
Equity	49.9%

Excludes investments in futures, options, and forward foreign currency exchange contracts.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.625%, 02/15/26	18.9%
United States Treasury Note, 1.500%, 08/15/26	15.0%
United States Treasury Note, 1.625%, 05/15/26	10.1%
iShares Russell 1000 ETF	6.5%
iShares Core S&P Mid-Cap ETF	6.1%
iShares MSCI USA Min Vol Factor ETF	4.2%
iShares Russell 2000 ETF	4.2%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

C000163769
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class A
Trading Symbol	MBXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.17%	[14]
AssetsNet	$ 8,400,990,321
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 73,500,839
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,400,990,321 Number of Portfolio Holdings265 Advisory Fee $73,500,839 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.7%
Money Market Funds	4.5%
U.S. Government & Agencies	44.8%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	4.5%
U.S. Treasury Obligations	44.1%
Equity	49.9%

Excludes investments in futures, options, and forward foreign currency exchange contracts.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.625%, 02/15/26	18.9%
United States Treasury Note, 1.500%, 08/15/26	15.0%
United States Treasury Note, 1.625%, 05/15/26	10.1%
iShares Russell 1000 ETF	6.5%
iShares Core S&P Mid-Cap ETF	6.1%
iShares MSCI USA Min Vol Factor ETF	4.2%
iShares Russell 2000 ETF	4.2%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

C000163770
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class C
Trading Symbol	MBXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	2.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	2.92%	[15]
AssetsNet	$ 8,400,990,321
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 73,500,839
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,400,990,321 Number of Portfolio Holdings265 Advisory Fee $73,500,839 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.7%
Money Market Funds	4.5%
U.S. Government & Agencies	44.8%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	4.5%
U.S. Treasury Obligations	44.1%
Equity	49.9%

Excludes investments in futures, options, and forward foreign currency exchange contracts.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.625%, 02/15/26	18.9%
United States Treasury Note, 1.500%, 08/15/26	15.0%
United States Treasury Note, 1.625%, 05/15/26	10.1%
iShares Russell 1000 ETF	6.5%
iShares Core S&P Mid-Cap ETF	6.1%
iShares MSCI USA Min Vol Factor ETF	4.2%
iShares Russell 2000 ETF	4.2%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

C000163771
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class I
Trading Symbol	MBXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.92%	[16]
AssetsNet	$ 8,400,990,321
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 73,500,839
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,400,990,321 Number of Portfolio Holdings265 Advisory Fee $73,500,839 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	50.7%
Money Market Funds	4.5%
U.S. Government & Agencies	44.8%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Money Market Funds	4.5%
U.S. Treasury Obligations	44.1%
Equity	49.9%

Excludes investments in futures, options, and forward foreign currency exchange contracts.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.625%, 02/15/26	18.9%
United States Treasury Note, 1.500%, 08/15/26	15.0%
United States Treasury Note, 1.625%, 05/15/26	10.1%
iShares Russell 1000 ETF	6.5%
iShares Core S&P Mid-Cap ETF	6.1%
iShares MSCI USA Min Vol Factor ETF	4.2%
iShares Russell 2000 ETF	4.2%
Vanguard FTSE Emerging Markets ETF	4.0%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

C000130114
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic High Income Fund
Class Name	Class A
Trading Symbol	CWXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.24%	[17]
AssetsNet	$ 43,992,377
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 549,839
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,992,377 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$549,839 Portfolio Turnover212%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	54.3%
Money Market Funds	17.6%
U.S. Government & Agencies	28.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	4.5%
Communications	4.5%
Industrials	4.5%
Energy	4.6%
Health Care	4.6%
Technology	13.3%
Money Market Funds	17.6%
Consumer Discretionary	18.2%
U.S. Treasury Obligations	28.0%

Excludes investments in swaps.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

C000130115
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic High Income Fund
Class Name	Class C
Trading Symbol	CWXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	2.99%	[18]
AssetsNet	$ 43,992,377
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 549,839
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,992,377 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$549,839 Portfolio Turnover212%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	54.3%
Money Market Funds	17.6%
U.S. Government & Agencies	28.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	4.5%
Communications	4.5%
Industrials	4.5%
Energy	4.6%
Health Care	4.6%
Technology	13.3%
Money Market Funds	17.6%
Consumer Discretionary	18.2%
U.S. Treasury Obligations	28.0%

Excludes investments in swaps.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

C000130116
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic High Income Fund
Class Name	Class I
Trading Symbol	CWXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic High Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%	[19]
AssetsNet	$ 43,992,377
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 549,839
InvestmentCompanyPortfolioTurnover	212.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,992,377 Number of Portfolio Holdings16 Advisory Fee (net of waivers)$549,839 Portfolio Turnover212%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	54.3%
Money Market Funds	17.6%
U.S. Government & Agencies	28.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	4.5%
Communications	4.5%
Industrials	4.5%
Energy	4.6%
Health Care	4.6%
Technology	13.3%
Money Market Funds	17.6%
Consumer Discretionary	18.2%
U.S. Treasury Obligations	28.0%

Excludes investments in swaps.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, please review the Fund's prospectus, dated November 1, 2025, at www.CatalystMF.com or call us at 1-866-447-4228. Effective November 1, 2025, the sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Catalyst assumed the day-to-day management of the Fund’s portfolio. Also, effective November 1, 2025, the Fund’s name, investment objective, and principal investment strategies and risks materially changed.

C000250339
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class A
Trading Symbol	CWEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.24%	[20]
AssetsNet	$ 50,823,526
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 380,958
InvestmentCompanyPortfolioTurnover	577.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,823,526 Number of Portfolio Holdings152 Advisory Fee (net of waivers)$380,958 Portfolio Turnover577%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	40.3%
Money Market Funds	20.5%
U.S. Government & Agencies	39.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.8%
Consumer Staples	0.6%
Materials	0.7%
Health Care	1.1%
Real Estate	1.2%
Utilities	2.0%
Communications	2.5%
Consumer Discretionary	2.9%
Energy	3.6%
Financials	4.4%
Industrials	5.5%
Technology	9.8%
Money Market Funds	17.5%
U.S. Treasury Obligations	33.4%

Excludes investments in futures.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/22/26	33.4%
Tesla, Inc.	0.9%
Apple, Inc.	0.8%
NVIDIA Corporation	0.7%
Exxon Mobil Corporation	0.7%
Visa, Inc.	0.7%
Intuit, Inc.	0.7%
Bank of America Corporation	0.7%
Meta Platforms, Inc.	0.7%
JPMorgan Chase & Company	0.6%

C000250340
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class C
Trading Symbol	CWECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	2.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	2.99%	[21]
AssetsNet	$ 50,823,526
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 380,958
InvestmentCompanyPortfolioTurnover	577.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,823,526 Number of Portfolio Holdings152 Advisory Fee (net of waivers)$380,958 Portfolio Turnover577%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	40.3%
Money Market Funds	20.5%
U.S. Government & Agencies	39.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.8%
Consumer Staples	0.6%
Materials	0.7%
Health Care	1.1%
Real Estate	1.2%
Utilities	2.0%
Communications	2.5%
Consumer Discretionary	2.9%
Energy	3.6%
Financials	4.4%
Industrials	5.5%
Technology	9.8%
Money Market Funds	17.5%
U.S. Treasury Obligations	33.4%

Excludes investments in futures.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/22/26	33.4%
Tesla, Inc.	0.9%
Apple, Inc.	0.8%
NVIDIA Corporation	0.7%
Exxon Mobil Corporation	0.7%
Visa, Inc.	0.7%
Intuit, Inc.	0.7%
Bank of America Corporation	0.7%
Meta Platforms, Inc.	0.7%
JPMorgan Chase & Company	0.6%

C000250341
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class I
Trading Symbol	CWEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.99%	[22]
AssetsNet	$ 50,823,526
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 380,958
InvestmentCompanyPortfolioTurnover	577.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$50,823,526 Number of Portfolio Holdings152 Advisory Fee (net of waivers)$380,958 Portfolio Turnover577%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	40.3%
Money Market Funds	20.5%
U.S. Government & Agencies	39.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.8%
Consumer Staples	0.6%
Materials	0.7%
Health Care	1.1%
Real Estate	1.2%
Utilities	2.0%
Communications	2.5%
Consumer Discretionary	2.9%
Energy	3.6%
Financials	4.4%
Industrials	5.5%
Technology	9.8%
Money Market Funds	17.5%
U.S. Treasury Obligations	33.4%

Excludes investments in futures.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/22/26	33.4%
Tesla, Inc.	0.9%
Apple, Inc.	0.8%
NVIDIA Corporation	0.7%
Exxon Mobil Corporation	0.7%
Visa, Inc.	0.7%
Intuit, Inc.	0.7%
Bank of America Corporation	0.7%
Meta Platforms, Inc.	0.7%
JPMorgan Chase & Company	0.6%

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